SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the unaudited condensed consolidated balance sheets date up to the date that the unaudited condensed consolidated financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the unaudited condensed consolidated financial statements.

NOTE 8.   SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements, other than the proposed ZeroNox Business Combination discussed in Note 1.